Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 106.6	$ 106.0
Machinery and equipment	3,179.7	3,160.0
Buildings	765.9	813.2
Construction in progress	284.6	263.2
Property, plant and equipment	4,336.8	4,342.4
Less accumulated depreciation	(2,899.7)	(2,952.2)
Net of depreciation	$ 1,437.1	$ 1,390.2
Land and Land Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years